Segments (Segment Table) (Details 1) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) BusinessSegment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Information
Revenue	$ 81,741	$ 92,793	$ 98,367
Pre-tax income from continuing operations	$ 15,945	19,986	20,244
Number of business segments | BusinessSegment	5
Number of business segments to which assets are assigned when ownership is shared between several segments | BusinessSegment	1
Total Segments
Segment Information
Revenue	$ 81,535	92,418	97,889
Global Technology Services
Segment Information
Revenue	32,017	35,442	35,737
Global Business Services
Segment Information
Revenue	17,166	19,512	21,210
Software
Segment Information
Revenue	22,932	25,434	25,932
Systems Hardware
Segment Information
Revenue	7,581	9,996	12,988
Global Financing
Segment Information
Revenue	1,840	2,034	2,022
Business Segments
Segment Information
Revenue	89,211	100,527	105,732
Pre-tax income from continuing operations	19,670	22,262	23,687
Business Segments | Total Segments
Segment Information
Revenue	89,211	100,527	105,732
Pre-tax income from continuing operations	$ 19,670	$ 22,262	$ 23,687
Revenue year-to-year change (as a percent)	(11.30%)	(4.90%)	(4.00%)
Pre-tax income year-to-year change (as a percent)	(11.60%)	(6.00%)	(3.90%)
Pre-tax income margin (as a percent)	22.00%	22.10%	22.40%
Business Segments | Global Technology Services
Segment Information
Revenue	$ 32,840	$ 36,376	$ 36,800
Pre-tax income from continuing operations	$ 5,002	$ 5,931	$ 6,649
Revenue year-to-year change (as a percent)	(9.70%)	(1.20%)	(4.70%)
Pre-tax income year-to-year change (as a percent)	(15.70%)	(10.80%)	(0.30%)
Pre-tax income margin (as a percent)	15.20%	16.30%	18.10%
Business Segments | Global Business Services
Segment Information
Revenue	$ 17,664	$ 20,055	$ 21,924
Pre-tax income from continuing operations	$ 2,634	$ 3,408	$ 3,548
Revenue year-to-year change (as a percent)	(11.90%)	(8.50%)	(0.80%)
Pre-tax income year-to-year change (as a percent)	(22.70%)	(3.90%)	8.40%
Pre-tax income margin (as a percent)	14.90%	17.00%	16.20%
Business Segments | Software
Segment Information
Revenue	$ 26,199	$ 28,931	$ 29,123
Pre-tax income from continuing operations	$ 9,066	$ 10,699	$ 11,106
Revenue year-to-year change (as a percent)	(9.40%)	(0.70%)	1.40%
Pre-tax income year-to-year change (as a percent)	(15.30%)	(3.70%)	2.70%
Pre-tax income margin (as a percent)	34.60%	37.00%	38.10%
Business Segments | Systems Hardware
Segment Information
Revenue	$ 8,032	$ 10,643	$ 13,581
Pre-tax income from continuing operations	$ 604	$ 34	$ 213
Revenue year-to-year change (as a percent)	(24.50%)	(21.60%)	(18.70%)
Pre-tax income year-to-year change (as a percent)		(84.10%)	(88.60%)
Pre-tax income margin (as a percent)	7.50%	0.30%	1.60%
Business Segments | Global Financing
Segment Information
Revenue	$ 4,477	$ 4,522	$ 4,304
Pre-tax income from continuing operations	$ 2,364	$ 2,189	$ 2,171
Revenue year-to-year change (as a percent)	(1.00%)	5.10%	5.70%
Pre-tax income year-to-year change (as a percent)	8.00%	0.80%	6.80%
Pre-tax income margin (as a percent)	52.80%	48.40%	50.40%
Internal transactions
Segment Information
Revenue	$ (7,676)	$ (8,108)	$ (7,843)
Pre-tax income from continuing operations	(1,859)	(1,914)	(1,480)
Internal transactions | Total Segments
Segment Information
Revenue	(7,676)	(8,108)	(7,843)
Internal transactions | Global Technology Services
Segment Information
Revenue	(823)	(934)	(1,063)
Internal transactions | Global Business Services
Segment Information
Revenue	(499)	(543)	(714)
Internal transactions | Software
Segment Information
Revenue	(3,267)	(3,496)	(3,191)
Internal transactions | Systems Hardware
Segment Information
Revenue	(451)	(647)	(593)
Internal transactions | Global Financing
Segment Information
Revenue	$ (2,637)	$ (2,488)	$ (2,282)